Operating segment and geographic data - Income and expense by segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating segment and geographic data
Number of operating segments | segment	4
Revenues	$ 34,312	$ 33,828	$ 35,481
Operational EBITA:	4,130	4,191	4,209
Acquisition-related amortization	(264)	(279)	(310)
Restructuring and restructuring-related expenses	(363)	(543)	(674)
Non-operational pension cost	42	(38)	(19)
Changes in retained obligations of divested businesses	(94)
Changes in pre-acquisition estimates	(8)	(131)	(21)
Gains and losses on sale of businesses	252	(10)	(20)
Acquisition-related expenses and certain non-operational items	(322)	(163)	(100)
Foreign exchange/commodity timing differences in income from operations, unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	126	(65)	67
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized on foreign exchange/commodity timing differences in income from operations	32	(5)	(68)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities) on foreign exchange/commodity timing differences in income from operations	(97)	30	(15)
Income from operations	3,434	2,987	3,049
Interest and dividend income	74	73	77
Interest and other finance expense	(277)	(261)	(286)
Income from continuing operations before taxes	3,231	2,799	2,840
Electrification Products
Operating segment and geographic data
Revenues	9,591	9,337	9,634
Robotics and Motion
Operating segment and geographic data
Revenues	7,882	7,404	7,597
Industrial Automation
Operating segment and geographic data
Revenues	6,725	6,490	7,075
Power Grids
Operating segment and geographic data
Revenues	9,904	10,097	10,510
Corporate and Other and Intersegment elimination
Operating segment and geographic data
Operational EBITA:	(483)	(386)	(386)
Corporate and Other
Operating segment and geographic data
Revenues	210	500	665
Intersegment elimination
Operating segment and geographic data
Revenues	(3,202)	(3,597)	(3,879)
Intersegment elimination | Electrification Products
Operating segment and geographic data
Revenues	503	583	641
Intersegment elimination | Robotics and Motion
Operating segment and geographic data
Revenues	519	502	591
Intersegment elimination | Industrial Automation
Operating segment and geographic data
Revenues	155	164	144
Intersegment elimination | Power Grids
Operating segment and geographic data
Revenues	490	563	735
Intersegment elimination | Corporate and Other
Operating segment and geographic data
Revenues	1,535	1,785	1,768
Operating | Electrification Products
Operating segment and geographic data
Revenues	10,094	9,920	10,275
Operational EBITA:	1,510	1,459	1,520
Operating | Robotics and Motion
Operating segment and geographic data
Revenues	8,401	7,906	8,188
Operational EBITA:	1,178	1,223	1,288
Operating | Industrial Automation
Operating segment and geographic data
Revenues	6,880	6,654	7,219
Operational EBITA:	953	897	977
Operating | Power Grids
Operating segment and geographic data
Revenues	10,394	10,660	11,245
Operational EBITA:	972	998	810
Operating | Corporate and Other
Operating segment and geographic data
Revenues	$ 1,745	$ 2,285	$ 2,433